Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on Recurring Basis (Detail) (Financial Instruments Not Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified
	Nov. 30, 2013		Nov. 30, 2012
Carrying Value
Assets
Cash and cash equivalents	$ 349	[1]	$ 269	[1]
Long-term other assets	110	[2]	104	[2]
Total	459		373
Liabilities
Total	9,560		8,902
Carrying Value | Fixed Rate
Liabilities
Debt	5,574	[3]	5,195	[3]
Carrying Value | Floating Rate
Liabilities
Debt	3,986	[3]	3,707	[3]
Fair Value | Level 1
Assets
Cash and cash equivalents	349	[1]	269	[1]
Long-term other assets	1	[2]	1	[2]
Total	350		270
Fair Value | Level 2
Assets
Long-term other assets	58	[2]	36	[2]
Total	58		36
Liabilities
Total	9,938		9,531
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	5,941	[3]	5,825	[3]
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	3,997	[3]	3,706	[3]
Fair Value | Level 3
Assets
Long-term other assets	50	[2]	62	[2]
Total	$ 50		$ 62

[1]	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
[2]	Represents the primary regions or countries where guests are sourced.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2013 and 2012 being lower than the fixed interest rates on these debt obligations, including the impact of any changes in our credit ratings. At November 30, 2013, the net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2013 being slightly lower than the floating interest rates on these debt obligations, including the impact of any changes in our credit ratings. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.